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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-08363

___________________________________

Evergreen Select Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

________________________

Date of fiscal year end:  Registrant is making a quarterly filing for two of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund, for the quarter ended December 31, 2006. These two series have a September 30 fiscal year end.

Date of reporting period:	December 31, 2006

_______________

Item 1 – Schedule of Investments

EVERGREEN SPECIAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 15.6%
Diversified Consumer Services 1.7%
DeVry, Inc.	20,544	$575,232
ITT Educational Services, Inc. *	14,003	929,379
Jackson Hewitt Tax Service, Inc.	38,284	1,300,508

		2,805,119

Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc., Class A * ρ	19,693	1,122,501
Denny’s Corp. *	218,189	1,027,670
Dover Downs Gaming & Entertainment, Inc.	66,244	885,682
IHOP Corp.	19,408	1,022,802
Town Sports International Holdings, Inc. *	28,592	471,196

		4,529,851

Household Durables 1.0%
Kimball International, Inc.	64,171	1,559,355

Media 1.3%
Emmis Communications Corp.	65,959	543,502
Reader’s Digest Association, Inc.	87,976	1,469,199

		2,012,701

Specialty Retail 6.1%
Aeropostale, Inc. *	51,357	1,585,391
Charlotte Russe Holdings, Inc. *	37,159	1,142,639
Charming Shoppes, Inc. *	68,753	930,228
Christopher & Banks Corp.	41,549	775,304
Dress Barn, Inc. *	60,246	1,405,539
Gymboree Corp. *	44,784	1,708,958
Payless ShoeSource, Inc. *	36,139	1,186,082
Select Comfort Corp. * ρ	53,485	930,104

		9,664,245

Textiles, Apparel & Luxury Goods 2.7%
Deckers Outdoor Corp. *	27,536	1,650,783
Skechers USA, Inc. *	44,713	1,489,390
Warnaco Group, Inc. *	45,647	1,158,521

		4,298,694

CONSUMER STAPLES 3.5%
Beverages 0.4%
MGP Ingredients, Inc. ρ	30,170	682,144

Food & Staples Retailing 1.0%
Longs Drug Stores Corp.	15,215	644,812
Pantry, Inc. *	18,514	867,196

		1,512,008

Food Products 1.0%
Premium Standard Farms, Inc.	38,485	714,666
Ralcorp Holdings, Inc. *	18,794	956,427

		1,671,093

Personal Products 1.1%
NBTY, Inc. *	41,713	1,734,009

ENERGY 6.2%
Energy Equipment & Services 4.6%
Grey Wolf, Inc. *	227,101	1,557,913
Hornbeck Offshore Services, Inc. *	27,358	976,680
Parker Drilling Co. *	149,900	1,224,683

1

EVERGREEN SPECIAL EQUITY FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Pioneer Drilling Co. *	65,874	$874,807
Veritas DGC, Inc. *	31,182	2,670,115

		7,304,198

Oil, Gas & Consumable Fuels 1.6%
Holly Corp.	26,366	1,355,212
Swift Energy Co. *	27,729	1,242,537

		2,597,749

FINANCIALS 9.4%
Commercial Banks 1.2%
Independent Bank Corp.	34,914	882,975
Pacific Capital Bancorp	28,329	951,288

		1,834,263

Consumer Finance 1.8%
Asta Funding, Inc. ρ	38,520	1,172,549
World Acceptance Corp. *	34,633	1,626,019

		2,798,568

Insurance 3.2%
Delphi Financial Group, Inc.	13,611	550,701
Direct General Corp.	52,221	1,077,841
Ohio Casualty Corp.	38,022	1,133,436
Reinsurance Group of America, Inc.	22,850	1,272,745
Zenith National Insurance Corp.	23,143	1,085,638

		5,120,361

Real Estate Investment Trusts 1.2%
FelCor Lodging Trust, Inc.	45,333	990,073
Getty Realty Corp.	30,665	947,548

		1,937,621

Thrifts & Mortgage Finance 2.0%
Accredited Home Lenders Holding Co.	19,983	545,136
Clayton Holdings, Inc. *	31,276	585,174
Corus Bankshares, Inc. ρ	40,962	944,994
PFF Bancorp, Inc.	34,428	1,188,110

		3,263,414

HEALTH CARE 20.4%
Biotechnology 5.8%
Arena Pharmaceuticals, Inc. * ρ	89,781	1,159,073
ArQule, Inc. *	174,873	1,035,248
Cell Genesys, Inc. * ρ	162,637	551,339
Cubist Pharmaceuticals, Inc. *	49,714	900,321
CV Therapeutics, Inc. * ρ	74,374	1,038,261
Enzon Pharmaceuticals, Inc. *	102,177	869,526
Incyte Corp. *	225,873	1,319,098
Lexicon Genetics, Inc. *	212,652	767,674
Pharmion Corp. *	46,000	1,184,040
Tercica, Inc. *	69,422	347,110

		9,171,690

Health Care Equipment & Supplies 6.8%
Anika Therapeutics, Inc. *	52,446	695,958
Candela Corp. *	72,125	892,186
Dade Behring Holdings, Inc.	23,928	952,574
Greatbatch, Inc. *	44,419	1,195,759

2

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
ICU Medical, Inc. *	22,862	$930,026
Immucor, Inc. *	68,908	2,014,181
NeuroMetrix, Inc. * ρ	6,201	92,457
Palomar Medical Technologies, Inc. * ρ	33,682	1,706,667
Quidel Corp. *	58,472	796,389
Zoll Medical Corp. *	27,007	1,572,888

		10,849,085

Health Care Providers & Services 4.1%
AMERIGROUP Corp. *	38,738	1,390,307
Centene Corp. *	37,334	917,296
Cross Country Healthcare, Inc. *	29,239	637,995
HealthSpring, Inc. *	55,524	1,129,914
Magellan Health Services, Inc. *	23,670	1,023,017
Molina Healthcare, Inc. *	42,747	1,389,705

		6,488,234

Life Sciences Tools & Services 1.0%
Molecular Devices Corp. *	22,024	464,045
PAREXEL International Corp. *	38,742	1,122,356

		1,586,401

Pharmaceuticals 2.7%
Alpharma, Inc.	55,054	1,326,802
K-V Pharmaceutical Co., Class A *	75,459	1,794,415
Sciele Pharma, Inc. *	49,776	1,194,624

		4,315,841

INDUSTRIALS 16.3%
Aerospace & Defense 0.7%
United Industrial Corp.	21,887	1,110,765

Air Freight & Logistics 0.6%
EGL, Inc. *	34,833	1,037,327

Airlines 0.8%
Continental Airlines, Inc., Class B *	32,505	1,340,831

Building Products 1.0%
American Woodmark Corp. * ρ	38,598	1,615,326

Commercial Services & Supplies 3.9%
Corporate Executive Board Co. *	12,978	1,138,171
Heidrick & Struggles International, Inc. *	30,867	1,307,526
Korn/Ferry International *	63,940	1,468,063
Spherion Corp. *	128,619	955,639
United Stationers, Inc. *	29,457	1,375,347

		6,244,746

Electrical Equipment 2.8%
Acuity Brands, Inc.	21,601	1,124,116
Regal-Beloit Corp.	32,456	1,704,264
Thomas & Betts Corp. *	25,753	1,217,602
Vicor Corp.	30,624	340,233

		4,386,215

Machinery 3.6%
Accuride Corp. *	69,773	785,644
Flow International Corp. *	60,672	668,606
FreightCar America, Inc.	12,944	717,745
Mueller Industries, Inc.	34,890	1,106,013

3

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Nordson Corp.	29,557	$1,472,825
Wabtec	30,772	934,853

		5,685,686

Road & Rail 1.7%
Amerco *	16,823	1,463,769
Celadon Group, Inc. *	73,337	1,228,395

		2,692,164

Trading Companies & Distributors 1.2%
Applied Industrial Technologies, Inc.	42,094	1,107,493
WESCO International, Inc. *	12,376	727,833

		1,835,326

INFORMATION TECHNOLOGY 23.5%
Communications Equipment 2.2%
Arris Group, Inc. *	66,576	832,866
Digi International, Inc. *	44,270	610,483
Inter-Tel, Inc.	15,084	334,262
InterDigital Communications Corp. *	13,547	454,502
Polycom, Inc. *	41,951	1,296,705

		3,528,818

Computers & Peripherals 2.1%
Brocade Communications Systems, Inc. *	164,592	1,351,300
Emulex Corp. *	70,284	1,371,241
Western Digital Corp. *	31,013	634,526

		3,357,067

Electronic Equipment & Instruments 2.7%
Coherent, Inc. *	20,052	633,042
Itron, Inc. *	17,894	927,625
Kemet Corp. *	104,596	763,551
Littelfuse, Inc. *	19,187	611,681
Optimal Group, Inc., Class A *	50,504	480,798
TTM Technologies, Inc. *	73,736	835,429

		4,252,126

Internet Software & Services 2.7%
Digital Insight Corp. *	16,724	643,707
Digital River, Inc. *	21,227	1,184,254
InfoSpace, Inc. *	34,720	712,107
RealNetworks, Inc. *	87,863	961,221
Websense, Inc. *	37,103	847,062

		4,348,351

IT Services 2.3%
Acxiom Corp.	56,815	1,457,305
MPS Group, Inc. *	59,802	847,992
Sykes Enterprises, Inc. *	71,694	1,264,682

		3,569,979

Semiconductors & Semiconductor Equipment 5.4%
Advanced Energy Industries, Inc. *	59,195	1,117,010
Atmel Corp. *	223,474	1,352,018
FEI Co. *	42,196	1,112,709
Micrel, Inc. *	76,476	824,411
OmniVision Technologies, Inc. *	50,836	693,911
Silicon Storage Technology, Inc. *	136,620	616,156

4

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Skyworks Solutions, Inc. *	84,548	$598,600
Varian Semiconductor Equipment Associates, Inc. *	34,732	1,581,001
Zoran Corp. *	52,006	758,247

		8,654,063

Software 6.1%
Altiris, Inc. *	56,381	1,430,950
Aspen Technology, Inc. *	81,730	900,665
Informatica Corp. *	53,173	649,242
Kronos, Inc. *	19,622	720,912
Manhattan Associates, Inc. *	27,116	815,649
Mentor Graphics Corp. *	63,401	1,143,120
Micros Systems, Inc. *	23,973	1,263,377
MicroStrategy, Inc., Class A *	12,760	1,454,768
Sybase, Inc. *	52,250	1,290,575

		9,669,258

MATERIALS 3.0%
Chemicals 0.6%
Arch Chemicals, Inc.	29,888	995,569

Construction Materials 0.9%
Eagle Materials, Inc.	31,281	1,352,278

Metals & Mining 1.5%
IPSCO, Inc.	13,184	1,237,582
Quanex Corp.	32,803	1,134,656

		2,372,238

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Centennial Communications Corp.	99,353	714,348
Syniverse Holdings, Inc. *	33,666	504,653

		1,219,001

Total Common Stocks (cost $144,253,059)		157,003,778

SHORT-TERM INVESTMENTS 7.2%
MUTUAL FUND SHARES 0.3%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.27% q ρρ	399,517	399,517

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills, 4.96%, 02/08/2007 ƒ †	$500,000	497,520

COMMERCIAL PAPER 1.9%
Ebury Finance, Ltd., 5.38%, 01/02/2007 ρρ	2,998,207	2,999,552

REPURCHASE AGREEMENTS ‡ 4.7%
Banc of America Securities, LLC, 5.35%, dated 12/29/2006, maturing 01/02/2007, maturity value $1,000,594 ρρ (1)	1,000,000	1,000,000
BNP Paribas Securities, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $3,001,787 ρρ (2)	3,000,000	3,000,000

5

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

SHORT-TERMS INVESTMENTS continued
REPURCHASE AGREEMENTS ‡ continued
Dresdner Kleinwort Wasserstein, 5.36%, dated 12/29/2006, maturing 01/02/2007,
maturity value $1,500,893 ρρ (3)	$1,500,000	$1,500,000
JPMorgan Securities, Inc., 5.34%, dated 12/29/2006, maturing 01/02/2007,
maturity value $2,001,187 ρρ (4)	2,000,000	2,000,000

		7,500,000

Total Short-Term Investments (cost $11,396,589)		11,396,589

Total Investments (cost $155,649,648) 105.9%		168,400,367
Other Assets and Liabilities (5.9%)		(9,358,448)

Net Assets 100.0%		$159,041,919

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
‡	Collateralized by:
(1)

$113,203 Allstate Corp., 5.40%, 8/15/2014, value including accrued interest is $112,690; $285,422 TransCanada Pipeline, 5.68%, value including accrued interest is $397,310; $506,116 Bear Stearns Cos., 5.58%, 8/15/2011, value including accrued interest is $510,000.

(2)

$964,912 Hutchinson Whampoa, 5.69%, 1/24/2014, value including accrued interest is $1,028,017; $1,000,000 Ingersoll-Rand Co., Ltd., 6.44%, 11/15/2027, value including accrued interest is $1,089,525; $950,963 PNC Funding Corp., 5.42%, 11/15/2015, value including accrued interest is $942,458.

(3)

$2,358,000 Impac CMB Trust, 5.75%, 10/25/2034, value including accrued interest is $622,089; $151,200 Jasper CLO, Ltd., 6.27%, 8/1/2017, value including accrued interest is $151,420; $660,000 Lightpoint CLO, Ltd., 5.25%, 2/15/2014, value including accrued interest is $446,948; $309,600 Manasquan CDO, 6.11%, 12/30/2045, value including accrued interest is $309,662.

(4)	$806,680 George Street Finance, LLC, 0.00%, 1/23/2007, value is $803,731; $1,237,200 Zane Funding LLC, 0.00%, 1/3/2007, value is $1,236,292.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

At December 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2006	Unrealized Loss
March 2007	5 Russell 2000 Index Futures	$1,999,390	$1,987,250	$12,140

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $155,819,475. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,185,906 and $10,605,014, respectively, with a net unrealized appreciation of $12,580,892.

6

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 13.3%
Hotels, Restaurants & Leisure 3.3%
McDonald’s Corp.	466,500	$20,679,945
Starwood Hotels & Resorts Worldwide, Inc.	357,465	22,341,563

		43,021,508

Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	361,000	14,245,060

Multi-line Retail 5.3%
Federated Department Stores, Inc.	566,705	21,608,462
Nordstrom, Inc.	435,175	21,471,534
Target Corp.	451,540	25,760,357

		68,840,353

Specialty Retail 2.0%
Best Buy Co., Inc.	525,430	25,845,902

Textiles, Apparel & Luxury Goods 1.6%
Coach, Inc. *	500,095	21,484,081

CONSUMER STAPLES 11.2%
Beverages 3.1%
PepsiCo, Inc.	642,110	40,163,980

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	403,850	21,351,550
Wal-Mart Stores, Inc.	442,485	20,433,957

		41,785,507

Household Products 2.2%
Procter & Gamble Co.	448,673	28,836,214

Tobacco 2.7%
Altria Group, Inc.	421,980	36,214,324

ENERGY 4.8%
Energy Equipment & Services 3.1%
Halliburton Co.	450,550	13,989,577
National Oilwell Varco, Inc. *	226,200	13,838,916
Schlumberger, Ltd.	213,725	13,498,871

		41,327,364

Oil, Gas & Consumable Fuels 1.7%
XTO Energy, Inc.	464,220	21,841,551

FINANCIALS 9.0%
Capital Markets 4.8%
Franklin Resources, Inc.	230,900	25,438,253
Merrill Lynch & Co., Inc.	153,950	14,332,745
Morgan Stanley	286,200	23,305,266

		63,076,264

Insurance 4.2%
American International Group, Inc.	314,475	22,535,278
Lincoln National Corp.	160,925	10,685,420
Prudential Financial, Inc.	256,875	22,055,288

		55,275,986

HEALTH CARE 15.3%
Biotechnology 4.2%
Amgen, Inc. *	129,440	8,842,046
Genentech, Inc. *	320,750	26,022,448
Gilead Sciences, Inc. *	309,285	20,081,875

		54,946,369

1

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.6%
Hologic, Inc. *	210,375	$9,946,530
Zimmer Holdings, Inc. *	135,285	10,603,638

		20,550,168

Health Care Providers & Services 5.5%
Aetna, Inc.	579,975	25,043,321
Cardinal Health, Inc.	283,175	18,244,965
UnitedHealth Group, Inc.	540,275	29,028,976

		72,317,262

Pharmaceuticals 4.0%
Allergan, Inc.	202,120	24,201,849
Wyeth	550,345	28,023,567

		52,225,416

INDUSTRIALS 13.7%
Aerospace & Defense 6.6%
Boeing Co.	316,425	28,111,197
Honeywell International, Inc.	476,175	21,542,157
Precision Castparts Corp.	206,985	16,202,786
Rockwell Collins Corp.	327,895	20,752,474

		86,608,614

Electrical Equipment 1.4%
Emerson Electric Co.	401,255	17,691,333

Industrial Conglomerates 5.0%
General Electric Co.	1,100,401	40,945,921
Textron, Inc.	257,855	24,179,064

		65,124,985

Machinery 0.7%
Trinity Industries, Inc. ρ	274,312	9,655,782

INFORMATION TECHNOLOGY 30.6%
Communications Equipment 10.4%
Cisco Systems, Inc. *	1,940,050	53,021,566
F5 Networks, Inc. *	139,515	10,353,408
Harris Corp.	453,260	20,786,504
Motorola, Inc.	1,034,510	21,269,526
QUALCOMM, Inc. ρ	828,570	31,311,660

		136,742,664

Computers & Peripherals 3.0%
Apple Computer, Inc. *	121,815	10,334,785
Hewlett-Packard Co.	690,225	28,430,368

		38,765,153

Internet Software & Services 5.9%
eBay, Inc. *	275,645	8,288,645
Google, Inc., Class A *	92,449	42,570,916
Yahoo!, Inc. *	1,008,235	25,750,322

		76,609,883

IT Services 1.8%
Accenture, Ltd., Class A	438,325	16,187,342
VeriFone Holdings, Inc.	206,150	7,297,710

		23,485,052

2

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Corp., Class A * ρ	212,310	$6,859,736
Texas Instruments, Inc.	841,195	24,226,416

		31,086,152

Software 7.1%
Autodesk, Inc. *	522,150	21,126,189
Citrix Systems, Inc. *	278,850	7,542,892
Microsoft Corp.	1,042,360	31,124,870
Oracle Corp. *	1,946,250	33,358,725

		93,152,676

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
NeuStar, Inc., Class A *	234,555	7,608,964

Total Common Stocks (cost $1,122,945,500)		1,288,556,977

OTHER INVESTMENT COMPANIES 0.0%
Franklin Capital Associates, LP ☐ + (cost $0)	500,000	28,410

	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.5%
COMMERCIAL PAPER 0.8%
Ebury Finance, Ltd. 5.38%, 01/02/2007 ρρ	$9,994,022	9,998,506

	Shares	Value

MUTUAL FUND SHARES 0.0%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I 5.27% q ρρ	472,689	472,689

	Principal Amount	Value

REPURCHASE AGREEMENT ‡ 0.7%
Nomura Securities International, Inc., 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $9,005,360 ρρ	$9,000,000	9,000,000

Total Short-Term Investments (cost $19,471,195)		19,471,195

Total Investments (cost $1,142,416,695) 100.0%		1,308,028,172
Other Assets and Liabilities 0.0%		403,513

Net Assets 100.0%		$1,308,431,685

*	Non-income producing security
ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
‡	Collateralized by:

$2,811,600 Banc of America Funding Corp., 6.14%, 09/20/2046, value including accrued interest is $2,640,520; $771,630 Banc of America Funding Corp., 6.24%, 09/20/2046, value including accrued interest is $756,320; $4,238,710 Citigroup Mortgage Loan Trust, 4.68%, 06/25/2035, value including accrued interest is $3,499,147; $2,250,000 Harborview Mortgage Loan Trust, 5.68%, 01/19/2036, value including accrued interest is $1,255,220; $1,061,820 Merrill Lynch Investors Trust, 6.25%, 05/25/2036, value including accrued interest is $1,028,792.

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,145,846,721. The gross unrealized appreciation and depreciation on securities based on tax cost was $187,907,944 and $25,726,493, respectively, with a net unrealized appreciation of $162,181,451.

3

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: February 27, 2007